Mineral Properties, Plant and Equipment - Detailed Information About Significant Royalty Arrangements (Details)	12 Months Ended
Dec. 31, 2021
Mesquite
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	2.00%
Castle Mountain
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	2.65%
Los Filos
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	3.00%
Los Filos | EBITDA
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	1.50%
Los Filos | Gross Revenue
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	0.50%
Aurizona
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	1.50%
Aurizona | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	3.00%
Aurizona | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	5.00%
Fazenda | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	0.75%
Fazenda | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	1.50%
RDM | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	1.00%
RDM | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	1.50%